Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 262,585,666	$ 252,935,262	$ 803,577,647
Non-controlling Interests, Profit (Loss)	$ 19,939,613	51,137,820	174,035,269
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 7,691,319	6,965,769	6,223,363
Non-controlling Interests, Profit (Loss)	$ 1,079,941	1,112,709	961,490
Enel Generación Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 126,700,973	127,136,175	784,999,394
Non-controlling Interests, Profit (Loss)	$ 12,667,880	42,883,953	167,465,216
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 10,079,858	10,310,215	9,963,472
Non-controlling Interests, Profit (Loss)	$ 6,241,062	6,885,422	5,649,253
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 1,837,612	2,342,160	2,596,764
Non-controlling Interests, Profit (Loss)	$ (504,550)	(254,604)	(39,706)
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 57,871,809	53,693,407
Non-controlling Interests, Profit (Loss)	$ (264,158)	(187,989)
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	49.00%
Non-controlling Interests, Equity	$ 995,614	993,295
Non-controlling Interests, Profit (Loss)	$ (74,963)	41,780
Parque Eolico Talinay Oriente SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.09%
Non-controlling Interests, Equity	$ 57,586,860	51,702,606
Non-controlling Interests, Profit (Loss)	868,127	662,374
Others [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	(178,379)	(208,365)	(205,346)
Non-controlling Interests, Profit (Loss)	$ (73,726)	$ (5,825)	$ (984)